UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             Starfire Holding Corporation
Address:          100 South Bedford
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-5232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Mitchell
Title:            Authorized Signatory
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell             New York, New York                  05/11/01
[Signature]                        [City, State]                       [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                     8*

Form 13F Information Table Entry Total:                                2*

Form 13F Information Table Value Total:                                $ 4,388*
                                                                      ----------
                                                                     (thousands)


*Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number               Name

         01                28-6142              Valise Limited Partnership*

         02                28-____              Tortoise Corp.

         03                28-4458              ACF Industries Holding Corp.

         04                28-2658              ACF Industries, Incorporated

         05                28-5638              Buffalo Investors Corp.

         06                28-4460              Highcrest Investors Corp.

         07                28-3001              Unicorn Associates Corporation

         08                28-                  Chelonian Corp.




                                                       Form 13F Information Table
                                         Name of Reporting Manager: Starfire Holding Corporation

 COLUMN 1         COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7      COLUMN 8
                                                                                                            Voting Authority
                                             VALUE     SHRS OR    SH/    PUT/   INVESTMENT    OTHER
 NAME OF ISSUER   TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT    PRN    CALL   DISCRETION    MANAGERS      SOLE        SHARED  NONE



New Valley Corp.  WT EXP 061404   649080116       39     311,301  WT            Defined      2,3,4,5,6,7,8            311,301

New Valley Corp.  COM PAR $.01    649080504    4,349   1,242,686  SH            Defined      2,3,4,5,6,7,8          1,242,686


                                       Total   4,388


Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.